Interest bearing debt, Scheduled debt repayments (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Interest-bearing debt [Abstract]
Total debt	$ 424,830
Unamortized upfront fees bank loans	(5,900)
Total interest bearing debt	418,930
Q4 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	3,139
2023 [Member]
Interest-bearing debt [Abstract]
Total debt	84,251
2024 [Member]
Interest-bearing debt [Abstract]
Total debt	217,226
Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	$ 120,214
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%	[1]
Total debt	$ 216,761	[1]
Undrawn borrowing facilities	90,100
ABN Amro Credit Facility [Member] | Q4 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	0	[1]
ABN Amro Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	25,677	[1]
ABN Amro Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	191,084	[1]
ABN Amro Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	$ 0	[1]
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.19%
Total debt	$ 33,109
Credit Agricole Credit Facility [Member] | Q4 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	676
Credit Agricole Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	32,433
Credit Agricole Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	0
Credit Agricole Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	$ 0
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.00%
Total debt	$ 32,760
Danish Ship Finance Credit Facility [Member] | Q4 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	1,213
Danish Ship Finance Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	2,427
Danish Ship Finance Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	2,427
Danish Ship Finance Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	$ 26,693
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Interest rate spread	1.90%	[2]
Total debt	$ 142,200	[2]
Undrawn borrowing facilities	145,000	[2]
Nordea Credit Facility [Member] | Q4 2022 [Member]
Interest-bearing debt [Abstract]
Total debt	1,250	[2]
Nordea Credit Facility [Member] | 2023 [Member]
Interest-bearing debt [Abstract]
Total debt	23,715	[2]
Nordea Credit Facility [Member] | 2024 [Member]
Interest-bearing debt [Abstract]
Total debt	23,715	[2]
Nordea Credit Facility [Member] | Thereafter [Member]
Interest-bearing debt [Abstract]
Total debt	$ 93,521	[2]

[1]	$90.1 mill. undrawn as of September 30, 2022.
[2]	$145.0 mill. undrawn as of September 30, 2022.